BUSINESS COMBINATIONS AND SALES	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS AND SALES	BUSINESS COMBINATIONS AND SALES
ACCOUNTING POLICY
We account for business combinations using the acquisition method of accounting. Only acquisitions that result in our gaining control over the acquired businesses are accounted for as business combinations. We possess control over an entity when we conclude we are exposed to variable returns from our involvement with the acquired entity and we have the ability to affect those returns through our power over the acquired entity.

We calculate the fair value of the consideration paid as the sum of the fair value at the date of acquisition of the assets we transferred, the equity interests we issued, and the liabilities we incurred to former owners of the subsidiary.

We measure goodwill as the fair value of the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, which are generally measured at fair value as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income.

We expense the transaction costs associated with acquisitions as we incur them.
ESTIMATES
We use estimates in determining the value of assets acquired and liabilities assumed in business combinations, most significantly property, plant and equipment and intangible assets, including the related deferred tax impacts.

JUDGMENTS
We use significant judgment to determine what is, and what is not, part of a business combination, including the timing of when control transfers to us. This requires assessing the nature of other transactions entered into with the acquiree to ensure we account for the business combination using only the consideration transferred for the assets acquired and liabilities assumed in the exchange.

We also use significant judgment in determining the valuation methodologies applied to various assets and liabilities.

ACQUISITION OF MLSE
Effective July 1, 2025, after receiving all required regulatory and league approvals, we acquired a holding company that indirectly held Bell's effective 37.5% ownership stake in Maple Leaf Sports & Entertainment Ltd. (MLSE) for a purchase price of $4.7 billion in cash (MLSE Transaction). The purchase price was primarily funded from bank credit facilities together with cash on hand (see note 25). With the closing of the MLSE Transaction, we are the controlling shareholder of MLSE, with a 75% ownership interest. Immediately before acquiring control of an entity, IFRS requires a pre-existing non-controlling equity interest be remeasured at fair value, with any resulting gain or loss recognized in net income. In 2025, we recognized a $5 billion non-cash gain (reflecting the investment's fair value) associated with our existing 37.5% interest in MLSE (see note 13). The holder (MLSE minority holder) of the 25% non-controlling interest in MLSE (MLSE non-controlling interest) has a right to require we purchase its interest beginning in July 2026 at an agreement-defined fair value (MLSE put liability); we have a reciprocal right to acquire the MLSE non-controlling interest under the same terms.

MLSE owns the Toronto Maple Leafs (NHL), Toronto Raptors (NBA), Toronto FC (MLS), the Toronto Argonauts (CFL), various minor league teams, and associated real estate holdings, such as Scotiabank Arena. MLSE also holds interests in certain entities that are complementary to its sports and events businesses (see note 20). The MLSE Transaction added significantly to our other sports assets, including the Toronto Blue Jays, Rogers Centre, and Sportsnet. MLSE's financial results are included in our Media reportable segment effective July 1, 2025.

Total consideration in the business combination reflects $4.7 billion in cash paid to Bell plus the closing-date fair value of our existing investment in MLSE of $5 billion.

The major classes of assets acquired, along with the allocation of fair value to each, consist of property, plant and equipment ($1 billion) and intangible assets ($12 billion, primarily franchise rights and associated trademarks). We have recognized goodwill of $4 billion associated with the acquisition in our Media reportable segment, which arises principally from the recognition of deferred tax liabilities on the indefinite-life intangible assets recognized (see below), the assembled player and non-player workforce, and synergies expected to be generated by the acquisition. Goodwill is not deductible for tax purposes.
Purchase price allocation
The following table summarizes the total purchase consideration and the fair value assigned to each major class of assets and liabilities as at July 1, 2025. Updates from the preliminary purchase price allocation primarily reflect revised fair values for franchise rights and trademark intangible assets ($180 million increase), investments ($47 million increase), the MLSE put liability ($26 million decrease), and the related deferred tax liability impacts ($65 million increase), reflecting a net $220 million decrease to goodwill.

(In millions of dollars)	Total

Cash consideration	4,700
Fair value of Rogers' existing investment in MLSE	4,976
Total purchase consideration	9,676

Net identifiable asset or liability:
Cash and cash equivalents	201
Accounts receivable (net of allowance for doubtful accounts of $8 million)	122
Other current assets	91
Property, plant and equipment	995
Intangible assets	11,578
Investments (note 20)	602
Other long-term assets	183
Accounts payable and accrued liabilities	(601)
MLSE put liability	(3,316)
Other current liabilities	(81)
Contract liabilities	(268)
Current portion of lease liabilities	(9)
Long-term debt	(298)
Lease liabilities	(95)
Other long-term liabilities	(204)
Deferred tax liabilities	(3,036)
Total fair value of identifiable net assets acquired	5,864
Goodwill	3,812

Property, plant and equipment
The table below summarizes the allocation for property, plant and equipment acquired in connection with the MLSE Transaction on closing as at December 31, 2025.

(In millions of dollars)	Land and buildings	Computer equipment and software	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of-use assets (note 9)	Total property, plant and equipment

Acquired from business combination	652	20	92	70	40	874	121	995
Depreciation since July 1, 2025	18	5	3	7	—	33	4	37
Net carrying amount	634	15	89	63	40	841	117	958

Property, plant and equipment are being amortized over their remaining estimated useful lives, estimated as follows.

Asset	Basis	Estimated remaining useful life
Buildings	Diminishing balance	30 to 60 years
	Straight-line	6 to 10 years
Computer equipment and software	Straight-line	1 to 5 years
Leasehold improvements	Straight-line	10 to 30 years
Equipment and vehicles	Diminishing balance	1 to 15 years
	Straight-line	1 to 15 years
Right-of-use assets	Straight-line	Over remaining lease term
Intangible assets
The table below summarizes the allocation for intangible assets acquired in connection with the MLSE Transaction on closing as at December 31, 2025.

(In millions of dollars)	Franchise rights	Trademarks	Ticket holder and sponsor relationships	Other intangible assets	Total intangible assets	Goodwill	Total intangible assets and goodwill

Acquired from business combination	9,830	1,364	363	21	11,578	3,812	15,390
Amortization since July 1, 2025	—	—	7	1	8	—	8
Net carrying amount	9,830	1,364	356	20	11,570	3,812	15,382

Franchise rights and trademarks have indefinite lives and are not being amortized. Ticket holder and sponsor relationships reflect existing relationships with season ticket holders and corporate sponsors; they are being amortized over their estimated useful lives of 25 to 30 years. Other intangible assets are being amortized over their estimated useful life of 16 years.

The valuation of the acquired intangible assets, particularly franchise rights, required significant estimation and judgment. The fair value has been estimated using a market-based approach based on market revenue multiples and precedent team transactions in each of the leagues, including league expansions, as applicable. This required significant estimation to determine the adjustments to available market data for local Toronto market factors, including population, gross domestic product, and number of major sports teams. Changes in any of these estimates and assumptions could have had a significant impact on the valuation of the acquired franchise right assets.

MLSE put liability
The MLSE put liability reflects our estimate of the fair value of the MLSE non-controlling interest and is recognized in "other current liabilities". It is a financial liability measured at fair value through profit and loss and is categorized at Level 3 in the fair value hierarchy. The fair value has been estimated using a market-based approach based on the values of the underlying teams and net assets owned by MLSE. Changes in the assumptions related to the team values underlying the valuation could have a material impact on the fair value of the MLSE put liability.

Pro forma information
Revenue of approximately $0.6 billion and net income of approximately $50 million from MLSE are included in the consolidated statement of income from the date of acquisition. Our consolidated revenue and net income for the year ended December 31, 2025 would have been approximately $22.5 billion and $6.9 billion, respectively, had the MLSE Transaction closed on January 1, 2025. These pro forma amounts reflect depreciation and amortization of applicable elements of the purchase price allocation, related tax adjustments, and the elimination of intercompany transactions.

SALE OF DATA CENTRE BUSINESS
In December 2025, we sold our customer-facing data centre business to InfraRed Capital Partners for total proceeds of $184 million, resulting in a gain on sale of $69 million. The transaction did not include our corporate data centres used for our own network and IT purposes. Prior to being classified as "held for sale" as at September 30, 2025 (at which point depreciation on the assets ceased), the assets and liabilities related to the customer-facing data centre business were historically included in our Cable reportable segment.

BUSINESS COMBINATIONS AND SALES	BUSINESS COMBINATIONS AND SALES
ACCOUNTING POLICY
We account for business combinations using the acquisition method of accounting. Only acquisitions that result in our gaining control over the acquired businesses are accounted for as business combinations. We possess control over an entity when we conclude we are exposed to variable returns from our involvement with the acquired entity and we have the ability to affect those returns through our power over the acquired entity.

We calculate the fair value of the consideration paid as the sum of the fair value at the date of acquisition of the assets we transferred, the equity interests we issued, and the liabilities we incurred to former owners of the subsidiary.

We measure goodwill as the fair value of the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, which are generally measured at fair value as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income.

We expense the transaction costs associated with acquisitions as we incur them.
ESTIMATES
We use estimates in determining the value of assets acquired and liabilities assumed in business combinations, most significantly property, plant and equipment and intangible assets, including the related deferred tax impacts.

JUDGMENTS
We use significant judgment to determine what is, and what is not, part of a business combination, including the timing of when control transfers to us. This requires assessing the nature of other transactions entered into with the acquiree to ensure we account for the business combination using only the consideration transferred for the assets acquired and liabilities assumed in the exchange.

We also use significant judgment in determining the valuation methodologies applied to various assets and liabilities.

ACQUISITION OF MLSE
Effective July 1, 2025, after receiving all required regulatory and league approvals, we acquired a holding company that indirectly held Bell's effective 37.5% ownership stake in Maple Leaf Sports & Entertainment Ltd. (MLSE) for a purchase price of $4.7 billion in cash (MLSE Transaction). The purchase price was primarily funded from bank credit facilities together with cash on hand (see note 25). With the closing of the MLSE Transaction, we are the controlling shareholder of MLSE, with a 75% ownership interest. Immediately before acquiring control of an entity, IFRS requires a pre-existing non-controlling equity interest be remeasured at fair value, with any resulting gain or loss recognized in net income. In 2025, we recognized a $5 billion non-cash gain (reflecting the investment's fair value) associated with our existing 37.5% interest in MLSE (see note 13). The holder (MLSE minority holder) of the 25% non-controlling interest in MLSE (MLSE non-controlling interest) has a right to require we purchase its interest beginning in July 2026 at an agreement-defined fair value (MLSE put liability); we have a reciprocal right to acquire the MLSE non-controlling interest under the same terms.

MLSE owns the Toronto Maple Leafs (NHL), Toronto Raptors (NBA), Toronto FC (MLS), the Toronto Argonauts (CFL), various minor league teams, and associated real estate holdings, such as Scotiabank Arena. MLSE also holds interests in certain entities that are complementary to its sports and events businesses (see note 20). The MLSE Transaction added significantly to our other sports assets, including the Toronto Blue Jays, Rogers Centre, and Sportsnet. MLSE's financial results are included in our Media reportable segment effective July 1, 2025.

Total consideration in the business combination reflects $4.7 billion in cash paid to Bell plus the closing-date fair value of our existing investment in MLSE of $5 billion.

The major classes of assets acquired, along with the allocation of fair value to each, consist of property, plant and equipment ($1 billion) and intangible assets ($12 billion, primarily franchise rights and associated trademarks). We have recognized goodwill of $4 billion associated with the acquisition in our Media reportable segment, which arises principally from the recognition of deferred tax liabilities on the indefinite-life intangible assets recognized (see below), the assembled player and non-player workforce, and synergies expected to be generated by the acquisition. Goodwill is not deductible for tax purposes.
Purchase price allocation
The following table summarizes the total purchase consideration and the fair value assigned to each major class of assets and liabilities as at July 1, 2025. Updates from the preliminary purchase price allocation primarily reflect revised fair values for franchise rights and trademark intangible assets ($180 million increase), investments ($47 million increase), the MLSE put liability ($26 million decrease), and the related deferred tax liability impacts ($65 million increase), reflecting a net $220 million decrease to goodwill.

(In millions of dollars)	Total

Cash consideration	4,700
Fair value of Rogers' existing investment in MLSE	4,976
Total purchase consideration	9,676

Net identifiable asset or liability:
Cash and cash equivalents	201
Accounts receivable (net of allowance for doubtful accounts of $8 million)	122
Other current assets	91
Property, plant and equipment	995
Intangible assets	11,578
Investments (note 20)	602
Other long-term assets	183
Accounts payable and accrued liabilities	(601)
MLSE put liability	(3,316)
Other current liabilities	(81)
Contract liabilities	(268)
Current portion of lease liabilities	(9)
Long-term debt	(298)
Lease liabilities	(95)
Other long-term liabilities	(204)
Deferred tax liabilities	(3,036)
Total fair value of identifiable net assets acquired	5,864
Goodwill	3,812

Property, plant and equipment
The table below summarizes the allocation for property, plant and equipment acquired in connection with the MLSE Transaction on closing as at December 31, 2025.

(In millions of dollars)	Land and buildings	Computer equipment and software	Leasehold improvements	Equipment and vehicles	Construction in process	Total owned assets	Right-of-use assets (note 9)	Total property, plant and equipment

Acquired from business combination	652	20	92	70	40	874	121	995
Depreciation since July 1, 2025	18	5	3	7	—	33	4	37
Net carrying amount	634	15	89	63	40	841	117	958

Property, plant and equipment are being amortized over their remaining estimated useful lives, estimated as follows.

Asset	Basis	Estimated remaining useful life
Buildings	Diminishing balance	30 to 60 years
	Straight-line	6 to 10 years
Computer equipment and software	Straight-line	1 to 5 years
Leasehold improvements	Straight-line	10 to 30 years
Equipment and vehicles	Diminishing balance	1 to 15 years
	Straight-line	1 to 15 years
Right-of-use assets	Straight-line	Over remaining lease term
Intangible assets
The table below summarizes the allocation for intangible assets acquired in connection with the MLSE Transaction on closing as at December 31, 2025.

(In millions of dollars)	Franchise rights	Trademarks	Ticket holder and sponsor relationships	Other intangible assets	Total intangible assets	Goodwill	Total intangible assets and goodwill

Acquired from business combination	9,830	1,364	363	21	11,578	3,812	15,390
Amortization since July 1, 2025	—	—	7	1	8	—	8
Net carrying amount	9,830	1,364	356	20	11,570	3,812	15,382

Franchise rights and trademarks have indefinite lives and are not being amortized. Ticket holder and sponsor relationships reflect existing relationships with season ticket holders and corporate sponsors; they are being amortized over their estimated useful lives of 25 to 30 years. Other intangible assets are being amortized over their estimated useful life of 16 years.

The valuation of the acquired intangible assets, particularly franchise rights, required significant estimation and judgment. The fair value has been estimated using a market-based approach based on market revenue multiples and precedent team transactions in each of the leagues, including league expansions, as applicable. This required significant estimation to determine the adjustments to available market data for local Toronto market factors, including population, gross domestic product, and number of major sports teams. Changes in any of these estimates and assumptions could have had a significant impact on the valuation of the acquired franchise right assets.

MLSE put liability
The MLSE put liability reflects our estimate of the fair value of the MLSE non-controlling interest and is recognized in "other current liabilities". It is a financial liability measured at fair value through profit and loss and is categorized at Level 3 in the fair value hierarchy. The fair value has been estimated using a market-based approach based on the values of the underlying teams and net assets owned by MLSE. Changes in the assumptions related to the team values underlying the valuation could have a material impact on the fair value of the MLSE put liability.

Pro forma information
Revenue of approximately $0.6 billion and net income of approximately $50 million from MLSE are included in the consolidated statement of income from the date of acquisition. Our consolidated revenue and net income for the year ended December 31, 2025 would have been approximately $22.5 billion and $6.9 billion, respectively, had the MLSE Transaction closed on January 1, 2025. These pro forma amounts reflect depreciation and amortization of applicable elements of the purchase price allocation, related tax adjustments, and the elimination of intercompany transactions.

SALE OF DATA CENTRE BUSINESS
In December 2025, we sold our customer-facing data centre business to InfraRed Capital Partners for total proceeds of $184 million, resulting in a gain on sale of $69 million. The transaction did not include our corporate data centres used for our own network and IT purposes. Prior to being classified as "held for sale" as at September 30, 2025 (at which point depreciation on the assets ceased), the assets and liabilities related to the customer-facing data centre business were historically included in our Cable reportable segment.